Derivatives (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Total value of margins pledged in guarantee	R$ 24,254	R$ 24,812